POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 6, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

On September 28, 2012, the methodology by which S&P International Corporate Bond Index®, the underlying index for the PowerShares International Corporate Bond Portfolio, is formulated will change. Accordingly, the following changes to the prospectus are made effective on that date:

•  On page 65, the second and third sentences in the first paragraph under the section titled "PowerShares International Corporate Bond Portfolio—Summary Information—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Underlying Index measures the performance of investment grade corporate bonds issued in the following currencies of Group of Ten ("G10") countries, excluding the U.S. Dollar (USD): Australia Dollar (AUD), British Pound (GBP), Canadian Dollar (CAD), Euro (EUR), Japanese Yen (JPY), New Zealand Dollar (NZD), Norwegian Krone (NOK), Swedish Krona (SEK) and Swiss Franc (SFR). Standard & Poor's (the "Index Provider") constructs the Underlying Index from investment grade corporate bonds denominated in the currencies noted above.

•  Beginning on page 95, the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—S&P International Corporate Bond Index®" is hereby deleted and replaced with the following:

S&P International Corporate Bond Index®

The Underlying Index is constructed from Eurobonds and global bonds issued in Euros and British Pounds, and domestic corporate bonds denominated in Australia Dollar, Canadian Dollar, Japanese Yen, New

Zealand Dollar, Norwegian Krone, Swedish Krona and Swiss Franc. To be included in the Underlying Index, a bond must be issued by a non-U.S. corporation. The country of the issuer must be a "developed country," as classified by the Bank for International Settlements in its international debt securities statistics, and a "developed market" under the S&P Dow Jones Indices' Country Classification. Only non-U.S. dollar, G10 currency denominated bonds are eligible for inclusion in the Underlying Index. Each bond must have a maturity date greater than one year from the last business day of the month of inclusion, and the total outstanding value of such bond must meet a minimum issuance threshold based on the bond's currency. The threshold may change depending on market conditions. Each bond also must be rated investment grade by Moody's or S&P. A bond's lower rating, if rated by both services, is used to determine eligibility for the Underlying Index. Temporary unrated tapped issues, in which the issuer reopens and sells debt instruments from past eligible rated issues, may be included in the Underlying Index. The Index Provider excludes debt issued by governments, government agencies, or any other form of public debt, and corporate debt with a government guarantee or any form of public guarantee from inclusion in the Underlying Index.

The Index Provider weights constituents by respective market values in U.S. dollars and rebalances the weights monthly. In addition, the Index Provider reconstitutes the Underlying Index annually each September. At each monthly rebalancing, single currency exposure is capped at 50%. At each annual rebalancing, if there are more than ten eligible issuers for a given currency, the Index Provider will remove 25% of the lowest-yielding bonds denominated in that currency from the universe of eligible instruments to enhance the yield of the Underlying Index. The Index Provider first calculates the weight of a bond by dividing the outstanding Underlying Index market value for the bond by the total outstanding Underlying Index market value for the eligible universe, converting all figures to U.S. dollars using spot foreign exchange rates as of the monthly rebalancing date. Then, the Index Provider calculates the aggregated weight for each currency. If the aggregated weight for a currency is more than 50%, the Index Provider modifies the weighting of each bond in this currency so that the modified aggregated weight for this currency is at 50%. The excess weight above the 50% cap is distributed to the remaining currencies according to each currency's aggregated weight.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-3 090612

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 6, 2012 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

On September 28, 2012, the methodology by which S&P International Corporate Bond Index®, the underlying index of the PowerShares International Corporate Bond Portfolio, is formulated will change. Accordingly, the following changes to the Statement of Additional Information are made effective on that date:

•  On page 111, the section titled "Management—Index Providers—S&P International Corporate Bond Index®" is hereby deleted and replaced with the following:

S&P International Corporate Bond Index®

The S&P International Corporate Bond Index® measures the performance of investment grade corporate bonds issued in the currencies of Group of Ten ("G10") countries, excluding the U.S. Dollar. For inclusion in the Underlying Index, a bond must be issued by a non-U.S. corporation. Each bond must have a maturity date greater than one year from the last business day of the month of inclusion, and the total outstanding value of each bond must meet a minimum issuance threshold based on the bond's currency. The threshold may change depending on market conditions. Each Underlying Index constituent must be rated investment grade by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or Moody's Investors Service, Inc. The Index Provider weights constituents by their respective market values in U.S. dollars and rebalances the weights monthly. In addition, the Index Provider reconstitutes the Underlying Index annually each September. The weighting of each bond is based on its outstanding market value, which is set at the monthly rebalancing, and exposure to a single currency is capped at 50% at each monthly rebalancing.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-4 090612